As filed with the Securities and Exchange Commission on May 26, 2017

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 472	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 474	☒
(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On June 23, 2017, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 472 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 23, 2017, the effectiveness of the registration statement for the iShares MSCI Emerging Markets ex China ETF, filed in Post-Effective Amendment No. 471 on March 16, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 472 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 471.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 472 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of May, 2017.

iSHARES, INC.

By:
Martin Small*
President

Date: May 26, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 472 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Director

Date: May 26, 2017

John E. Martinez*
Director

Date: May 26, 2017

Cecilia H. Herbert*
Director

Date: May 26, 2017

Charles A. Hurty*
Director

Date: May 26, 2017

John E. Kerrigan*
Director

Date: May 26, 2017

Robert S. Kapito*
Director

Date: May 26, 2017

Madhav V. Rajan*
Director

Date: May 26, 2017

Jane D. Carlin*
Director

Date: May 26, 2017

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 26, 2017

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 26, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Mark Wiedman, John E. Martinez, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert S. Kapito, Madhav V. Rajan, Jane D. Carlin and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 465, filed on October 21, 2016.